Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 41,571	$ 39,980
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	25,585	21,307
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,844	6,465
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	12,748	10,910
Environmental And Others Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,394	$ 1,298